Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023	Dec. 31, 2022
Income Taxes (Tables) [Line Items]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$210	$35,977
Start-up/organization expenses	379,840	184,852
Business combination expenses	—	—
Total deferred tax assets	380,050	220,829
Valuation allowance	(380,050)	(220,829)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision consists of the following for the years ended December 31, 2022 and 2021:
	For the Years Ended December 31,
	2022	2021
Federal
Current	$743,061	$—
Deferred	(159,221)	(220,619)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	159,221	220,619
Income tax provision	$743,061	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(16.37)%	(34.30)%
Transaction costs associated with IPO	0.00%	2.40%
Meals and entertainment	0.28%	0.00%
Fair value of private warrant liabilities in excess of proceeds	0.00%	8.20%
Change in valuation allowance	1.34%	2.70%
Income tax provision	6.25%	0.00%

Unique Logistics International, Inc. [Member]
Income Taxes (Tables) [Line Items]
Schedule of Net Deferred Tax Assets	The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:
Deferred Tax Assets	May 31, 2023	May 31, 2022
Allowance for doubtful accounts	$437,493	$733,139
Consulting contract liability	—	230,263
Acquisition Costs	397,567	—
Interest Expense (163j Limitation)	259,984	—
Lease liability	2,507,442	659,460
Other	562,228	238,006
Total deferred tax assets	4,164,713	1,860,868

Deferred Tax Liabilities
Operating lease right-of-use assets	(2,414,333)	(631,173)
Dividends received	(3,480,143)	—
Accrued withholding tax	(714,945)	—
Goodwill and intangibles	(1,921,833)	(256,533)
Fixed assets	(38,902)	(30,414)
Net deferred tax asset (liability)	$(4,405,442)	$942,748

Schedule of Income Tax Provision

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	1.9	4.6
GILTI adjustment	1.8	—
Foreign income taxes and adjustments	0.2	—
FDII deduction	(2.6)	(2.9)
Other	(4.7)	—
Income tax provision	17.6	22.7
The expense (benefit) for income taxes consists of:
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Current:
Federal	$1,475,897	$2,052,526
State	208,481	1,041,298
Foreign	519,257	—
	2,203,635	3,093,827
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Deferred:
Federal	(133,051)	(554,294)
State	(141,572)	(125,235)
Foreign	(540,029)	—
	(814,652)	(679,529)
Total tax expense	$1,388,983	$2,414,298

Schedule of Reconciliation of the Federal Income Tax Rate	The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	(0.5)	16.4
Impact of debt exchange	(2.5)	18.9
PPP loan forgiveness	—	(1.3)
Foreign income taxes and adjustments	1.5	—
FDII deduction	(4.0)	(10.1)
Withholding taxes	1.1	—
Other	(2.1)	(4.3)
Income tax provision	14.5	40.6

Schedule of Income Taxes Expense

The breakout of pretax income (loss) between foreign and domestic is as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Domestic	$(4,170,245)	$4,113,528
Foreign	1,365,286	—
	$(2,804,959)	$4,113,528

Schedule of Income Taxes Expense

The expense (benefit) for income taxes consists of:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Current:
Federal	$(94,570)	$562,587
State	(55,391)	205,470
Foreign	(206,346)	—
	(356,307)	768,057
Deferred:
Federal	(116,145)	17,675
State		6,455
Foreign	(21,379)	—
	(137,524)	24,130
Total tax expense (benefit)	$(493,831)	$792,187
The breakout of pretax income between foreign and domestic is as follows:
	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
Domestic	$8,944,305	$5,948,852
Foreign	659,246	—
	$9,603,551	$5,948,852

Schedule of Uncertain Tax Provision

Other noncurrent liabilities include liabilities for uncertain tax provision (UTP) as follows:

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
Total UTP balance on June 1	$2,582,341	$—
Additions based on tax provisions related to the current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Settlements	—	—
Reductions due to lapse of applicable statute of limitations	—	—
Total UTP balance on August 31	$2,582,341	$—

Schedule of Other Noncurrent Liabilities Include Liabilities for Uncertain Tax Provision (UTP)	Other noncurrent liabilities include liabilities for uncertain tax provision (UTP) as follows:
	For the Year Ended 31-May-23	For the Year Ended 31-May-22
Total UTP balance on June 1	$—	$—
Additions based on tax provisions related to the current year	—	—
Additions for tax positions of prior years	2,582,341	—
Reductions for tax positions of prior years	—	—
Settlements	—	—
Reductions due to lapse of applicable statute of limitations	—	—
Total UTP balance on May 31	$2,582,341	$—